Information by business segment and by geographic area - Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Information by business segment and by geographic area
Product inventory	$ 3,780		$ 3,780		$ 3,273
Investments in associates and joint ventures	2,197	$ 2,071	2,197	$ 2,071	2,031	$ 2,798
Property, plant and equipment and intangible	54,881		54,881		50,444
Capital expenditures - Sustaining capital	929	843	1,786	1,822
Capital expenditures - Project execution	210	124	362	269
Depreciation, depletion and amortization	849	807	1,580	1,622
Ferrous minerals
Information by business segment and by geographic area
Product inventory	2,403		2,403		2,017
Investments in associates and joint ventures	1,250		1,250		1,154
Property, plant and equipment and intangible	30,567		30,567		29,436
Capital expenditures - Sustaining capital	535	482	1,061	1,018
Capital expenditures - Project execution	113	59	195	150
Depreciation, depletion and amortization	455	478	852	900
Goodwill	1,426		1,426		1,373
Base metals
Information by business segment and by geographic area
Product inventory	1,288		1,288		1,231
Investments in associates and joint ventures	17		17		18
Property, plant and equipment and intangible	20,155		20,155		19,549
Capital expenditures - Sustaining capital	357	295	648	595
Capital expenditures - Project execution	69	63	137	115
Depreciation, depletion and amortization	367	309	684	651
Goodwill	1,975		1,975		1,926
Coal
Information by business segment and by geographic area
Product inventory	89		89		25
Property, plant and equipment and intangible	2,342		2,342
Capital expenditures - Sustaining capital	36	31	65	111
Depreciation, depletion and amortization	17		17	19
Others
Information by business segment and by geographic area
Investments in associates and joint ventures	930		930		859
Property, plant and equipment and intangible	1,817		1,817		$ 1,459
Capital expenditures - Sustaining capital	1	35	12	98
Capital expenditures - Project execution	28	2	30	4
Depreciation, depletion and amortization	$ 10	20	$ 27	52
Reclassification of VNC to others
Information by business segment and by geographic area
Capital expenditures - Sustaining capital		34		95
Depreciation, depletion and amortization		$ 8		$ 26